Securities Purchased Under Agreements to Resell (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities Financing Transaction [Line Items]
Balance at End of Year	$ 35.4	$ 74.7
Average Balance During the Year	241.5	246.3
Average Interest Rate Earned During the Year	0.16%	0.07%
Maximum Month-End Balance During the Year	$ 537.4	$ 424.2